UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-04873
The GAMCO Growth Fund
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: March 31, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

Howard F. Ward, CFA
The GAMCO Growth Fund
First Quarter Report
March 31, 2011
To Our Shareholders,
     During the first quarter of 2011, The GAMCO Growth Fund’s (the “Fund”) Class AAA Share net asset value (“NAV”) rose 4.2% compared with the Standard & Poor’s (“S&P”) 500 Index of 5.9% and the Russell 1000 Growth Index of 6.0%.
     Enclosed is the portfolio of investments as of March 31, 2011.
Comparative Results
Average Annual Returns through March 31, 2011 (a) (Unaudited)

								Since
								Inception
	Quarter	1 Year	3 Year	5 Year	10 Year	15 Year	20 Year	(4/10/87)
GAMCO Growth Fund Class AAA	4.21%	13.18%	0.60%	1.85%	0.82%	5.82%	7.79%	9.65%
S&P 500 Index	5.92	15.65	2.35	2.62	3.29	6.80	8.72	8.97 (e)
Russell 1000 Growth Index	6.03	18.26	5.19	4.34	2.99	5.77	7.75	8.26 (e)
Class A	4.20	13.14	0.60	1.84	0.82	5.82	7.79	9.65
With sales charge (b)	(1.79)	6.63	(1.37)	0.64	0.22	5.40	7.48	9.38
Class B	4.00	12.33	(0.16)	1.07	0.27	5.43	7.50	9.40
With contingent deferred sales charge (c)	(1.00)	7.33	(1.17)	0.69	0.27	5.43	7.50	9.40
Class C	4.00	12.33	(0.16)	1.08	0.27	5.43	7.50	9.40
With contingent deferred sales charge (d)	3.00	11.33	(0.16)	1.08	0.27	5.43	7.50	9.40
Class I	4.30	13.46	0.84	2.00	0.89	5.87	7.83	9.69
In the current prospectus dated April 29, 2011, the expense ratios for Class AAA, A, B, C and I Shares are 1.47%, 1.47%, 2.22%, 2.22%, and 1.22%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.
(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share prices, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Performance returns for periods of less than one year are not annualized. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing.The prospectus contains information about these and other matters and should be read carefully before investing. The Class AAA Shares NAV per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 and the Russell 1000 Growth Index are unmanaged indicators of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Assuming payment of the maximum contingent deferred sales charge (CDSC). The maximum CDSC for Class B Shares is 5% and is reduced to 0% after six years.

(d)	Assuming payment of the 1% maximum CDSC imposed on redemptions made within one year of purchase.

(e)	S&P 500 and Russell 1000 Growth Index since inception performance are as of March 31, 1987.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The GAMCO Growth Fund
Schedule of Investments — March 31, 2011 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 99.9%
	PRODUCER DURABLES — 23.6%
100,000	ABB Ltd., ADR†	$2,419,000
52,000	Caterpillar Inc.	5,790,200
85,000	Cummins Inc.	9,317,700
26,000	Deere & Co.	2,519,140
264,000	Eaton Corp.	14,636,160
215,000	Emerson Electric Co.	12,562,450
80,000	Flowserve Corp.	10,304,000
660,000	General Electric Co.	13,233,000
145,000	Honeywell International Inc.	8,657,950
101,800	Jardine Matheson Holdings Ltd.	4,534,172
89,000	Joy Global Inc.	8,794,090
135,000	PACCAR Inc.	7,067,250
50,000	Rockwell Collins Inc.	3,241,500
20,000	Schneider Electric SA	3,418,270
97,000	Siemens AG	13,294,507
119,000	United Technologies Corp.	10,073,350

	TOTAL PRODUCER DURABLES	129,862,739

	ENERGY — 23.1%
121,000	Apache Corp.	15,841,320
149,500	Cenovus Energy Inc.	5,887,310
85,000	Chesapeake Energy Corp.	2,849,200
42,000	Chevron Corp.	4,512,060
173,000	ConocoPhillips	13,815,780
130,000	Devon Energy Corp.	11,930,100
67,000	EOG Resources Inc.	7,940,170
205,000	Hess Corp.	17,468,050
157,000	Murphy Oil Corp.	11,526,940
153,000	Occidental Petroleum Corp.	15,986,970
165,000	Petroleo Brasileiro SA, ADR	5,864,100
75,000	Southwestern Energy Co.†	3,222,750
152,000	Suncor Energy Inc.	6,815,680
65,000	Ultra Petroleum Corp.†	3,201,250

	TOTAL ENERGY	126,861,680

	TECHNOLOGY — 21.2%
	Electronics — 0.8%
215,000	Intel Corp.	4,336,550

	Information Technology — 17.5%
80,000	Adobe Systems Inc.†	2,652,800
77,000	Apple Inc.†	26,830,650
455,000	EMC Corp.†	12,080,250
39,500	Google Inc., Cl. A†	23,155,295
120,000	International Business Machines Corp.	19,568,400
465,000	Microsoft Corp.	11,792,400

	Telecommunications — 2.9%
201,000	Cisco Systems Inc.	3,447,150
230,000	QUALCOMM Inc.	12,610,900

	TOTAL TECHNOLOGY	116,474,395

	MATERIALS AND PROCESSING — 10.9%
120,000	Agnico-Eagle Mines Ltd.	7,962,000
90,000	Barrick Gold Corp.	4,671,900
55,000	E. I. du Pont de Nemours and Co.	3,023,350
119,000	Freeport-McMoRan Copper & Gold Inc.	6,610,450
89,000	Monsanto Co.	6,431,140
155,000	Newmont Mining Corp.	8,459,900
68,000	Precision Castparts Corp.	10,008,240
46,000	Rio Tinto plc, ADR	3,271,520
122,500	The Mosaic Co.	9,646,875

	TOTAL MATERIALS AND PROCESSING	60,085,375

	CONSUMER STAPLES — 9.9%
75,000	Colgate-Palmolive Co.	6,057,000
109,122	Danone	7,128,452
195,000	Nestlé SA	11,177,736
122,600	PepsiCo Inc.	7,896,666
220,000	The Coca-Cola Co.	14,597,000
125,000	The Procter & Gamble Co.	7,700,000

	TOTAL CONSUMER STAPLES	54,556,854

	FINANCIAL SERVICES — 4.5%
24,500	BlackRock Inc.	4,924,745
187,000	Cheung Kong (Holdings) Ltd.	3,048,332
16,000	MasterCard Inc. , Cl. A	4,027,520
100,000	Northern Trust Corp.	5,075,000
20,000	State Street Corp.	898,800
210,000	The Charles Schwab Corp.	3,786,300
40,000	Visa Inc. , Cl. A	2,944,800

	TOTAL FINANCIAL SERVICES	24,705,497

	HEALTH CARE — 3.8%
39,000	Becton, Dickinson and Co.	3,105,180
30,000	Novo Nordisk A/S, Cl. B	3,769,102
15,000	Roche Holding AG, Genusschein	2,142,624
115,000	St Jude Medical Inc.	5,894,900
50,000	Stryker Corp.	3,040,000
40,000	Varian Medical Systems Inc. †	2,705,600

	TOTAL HEALTH CARE	20,657,406

See accompanying notes to schedule of investments.

2

The GAMCO Growth Fund
Schedule of Investments (Continued) — March 31, 2011 (Unaudited)

		Market
Shares		Value
	CONSUMER DISCRETIONARY — 2.9%
5,000	Amazon.com Inc. †	$900,650
25,000	Coach Inc	1,301,000
25,000	Costco Wholesale Corp.	1,833,000
205,000	Johnson Controls Inc.	8,521,850
10,000	NIKE Inc, Cl B	757,000
10,000	Polo Ralph Lauren Corp	1,236,500
22,400	Tiffany & Co	1,376,256

	TOTAL CONSUMER DISCRETIONARY	15,926,256

	TOTAL COMMON STOCKS	549,130,202

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.1%
$692,000	U.S. Treasury Bills, 0.125% to 0.155%††, 05/26/11 to 09/15/11	691,633

	TOTAL INVESTMENTS — 100.0% (Cost $446,980,720)	$549,821,835

	Aggregate tax cost	$451,273,184

	Gross unrealized appreciation	$107,973,958
	Gross unrealized depreciation	(9,425,307)

	Net unrealized appreciation/depreciation	$98,548,651

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt
See accompanying notes to schedule of investments.

3

The GAMCO Growth Fund
Notes to Schedule of Investments (Unaudited)
The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

4

The GAMCO Growth Fund
Notes to Schedule of Investments (Continued) (Unaudited)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

Investments in
Securities
(Market Value)
Valuation Inputs	Assets
Level 1 — Quoted Prices*	$549,130,202
Level 2 — Other Significant Observable Inputs*	691,633

Total	$549,821,835

*	Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Investments (“SOI”). Level 2 consists of U.S. Government Obligations. Please refer to the SOI for the industry classifications of these portfolio holdings.
The Fund did not have significant transfers between Level 1 and Level 2 during the period ended March 31, 2011.
There were no Level 3 investments held at March 31, 2011 or December 31, 2010.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.
At December 31, 2010, the Fund had net capital loss carryforwards for federal income tax purposes of $448,685,479 which are available to reduce future required distributions of net capital gains to shareholders. $350,050,494 of the loss carryforward is available through 2011; $1,141,675 is available through 2012; $18,485,136 is available through 2016; $67,392,145 is available through 2017; and $11,616,029 is available through 2018.

5

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI FAMILY OF FUNDS
VALUE
Gabelli Asset Fund
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital. (Multiclass)
Team Managed
Gabelli Blue Chip Value Fund
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund’s objective is to identify a catalyst or sequence of events that will return the company to a higher value. (Multiclass)
Portfolio Manager: Barbara G. Marcin, CFA
GAMCO Westwood Equity Fund
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood’s proprietary growth rate estimates. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Susan M. Byrne
FOCUSED VALUE
Gabelli Value Fund
Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Team Managed
SMALL CAP VALUE
Gabelli Small Cap Fund
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood SmallCap Equity Fund
Seeks to invest primarily in smaller capitalization equity securities — market caps of $2.5 billion or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Nicholas F. Galluccio
Gabelli Woodland Small Cap Value Fund
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company’s value. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Elizabeth M. Lilly, CFA
GROWTH
GAMCO Growth Fund
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Howard F. Ward, CFA
GAMCO International Growth Fund
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (Multiclass)
Portfolio Manager: Caesar Bryan
AGGRESSIVE GROWTH
GAMCO Global Growth Fund
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
MICRO-CAP
GAMCO Westwood Mighty MitesSM Fund
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Team Managed
EQUITY INCOME
Gabelli Equity Income Fund
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood Balanced Fund
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund’s primary objective is both capital appreciation and current income. (Multiclass)
Co-Portfolio Managers: Susan M. Byrne
Mark R. Freeman, CFA
GAMCO Westwood Income Fund
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (Multiclass)
Portfolio Manager: Barbara G. Marcin, CFA
SPECIALTY EQUITY
GAMCO Vertumnus Fund (formerly GAMCO Global Convertible Securities Fund)
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund’s primary objective is total return through a combination of current income and capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Global Opportunity Fund
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
Gabelli SRI Green Fund
Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products) and sustainability (companies engaged in climate change, energy security and independence, natural resource shortages, organic living, and urbanization). The Fund’s primary objective is capital appreciation. (Multiclass)
Co-Portfolio Managers: Christopher C. Desmarais
John M. Segrich, CFA
SECTOR
GAMCO Global Telecommunications Fund
Seeks to invest in telecommunications companies throughout the world — targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
GAMCO Gold Fund
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (Multiclass)
Portfolio Manager: Caesar Bryan
Gabelli Utilities Fund
Seeks to provide a high level of total return through a combination of capital appreciation and current income. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
MERGER AND ARBITRAGE
Gabelli ABC Fund
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Enterprise Mergers and Acquisitions Fund
Seeks to invest in securities believed to be likely acquisition targets within 12—18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
CONTRARIAN
GAMCO Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Henry Van der Eb, CFA
Comstock Capital Value Fund
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (Multiclass)
Portfolio Managers: Charles L. Minter
Martin Weiner, CFA
FIXED INCOME
GAMCO Westwood Intermediate Bond Fund
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund’s primary objective is total return. (Multiclass)
Portfolio Manager: Mark R. Freeman, CFA
CASH MANAGEMENT-MONEY MARKET
Gabelli U.S. Treasury Money Market Fund
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)
Co-Portfolio Managers: Judith A. Raneri
Ronald S. Eaker
An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.
To receive a prospectus, call 800-GABELLI (800-422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

Distributed by Gabelli & Company, Inc., One Corporate Center, Rye, NY 10580.

The GAMCO Growth Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Trustees

Mario J. Gabelli, CFA	Robert J. Morrissey
Chairman and Chief	Attorney-at-Law
Executive Officer	Morrissey, Hawkins &
GAMCO Investors, Inc.	Lynch

Anthony J. Colavita	Anthony R. Pustorino
President	Certified Public Accountant,
Anthony J. Colavita, P.C.	Professor Emeritus
Pace University

James P. Conn	Anthony Torna
Former Chief Investment Officer	Maxim Group LLC
Financial Security Assurance
Holdings Ltd.

Dugald A. Fletcher	Anthonie C. van Ekris
President	Chairman
Fletcher & Company, Inc.	BALMAC International, Inc.

John D. Gabelli	Salvatore J. Zizza
Senior Vice President	Chairman
Gabelli & Company, Inc.	Zizza & Co., Ltd.
Officers and Portfolio Manager

Bruce N. Alpert	Howard F. Ward, CFA
President and Secretary	Portfolio Manager

Peter D. Goldstein	Agnes Mullady
Chief Compliance Officer	Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The GAMCO Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB406Q111SR
GAMCO
The GAMCO Growth Fund
FIRST QUARTER REPORT
MARCH 31, 2011

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The GAMCO Growth Fund

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer
Date 5/31/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 5/31/11

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer

Date 5/31/11

*	Print the name and title of each signing officer under his or her signature.